Share-Based Compensation - Summary Of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024		Mar. 31, 2023		Dec. 25, 2022	Mar. 31, 2022		Dec. 26, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:			$ 54,800		$ 69,200			$ 70,200
Impact of accelerated vesting on equity awards	$ 4,700	$ 7,300	7,700	[1]	4,200	[1]		0	[1]
Total share-based compensation expense			62,500		73,400		$ 4,506	70,200		$ 3,735
Tax impact			(15,100)		(17,800)		128	(16,700)		106
Reduction in net income			47,400		55,600		$ 4,378	53,500		$ 3,629
Reportable Subsegments
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:			39,800		42,500			50,600
Reportable Subsegments | Stock Options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:			1,700		2,300			9,600
Reportable Subsegments | Restricted share units and other share-based compensation
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:			37,700		39,300			38,600
Reportable Subsegments | Share appreciation rights
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:			400		900			2,400
Corporate Segment
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation Expense:			$ 15,000		$ 26,700			$ 19,600

[1]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.